Merger and Acquisitions (Recognized Identified Assets Acquired and Liabilities Assumed) (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Apr. 02, 2015	Aug. 31, 2014
Business Acquisition [Line Items]
Total cash consideration, net of cash acquired		$ 775,000	$ 2,950,724
Subsequent Event [Member]
Business Acquisition [Line Items]
Total cash consideration, net of cash acquired	$ 2,200,000